Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Becker Value Equity Fund | Becker Value Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BVEFX
Becker Value Equity Fund | Becker Value Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BVEIX